Provisions and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares case	Sep. 06, 2024 $ / shares	Apr. 08, 2024 USD ($) decision	Dec. 31, 2023 USD ($) shares	Oct. 09, 2023 vessel	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of other provisions [line items]
Other provisions	$ 274,000			$ 598,000		$ 892,000
Number Of Litigation Cases Involved | case	3
Number of share options outstanding in share-based payment arrangement (in shares) | shares	0			0		0	236,590	236,590
Financial guarantee contracts
Disclosure of other provisions [line items]
Other provisions	$ 0
RMK
Disclosure of other provisions [line items]
Other provisions	0
Claim amount related to unpaid advisory services	$ 12,993,720
Frontline
Disclosure of other provisions [line items]
Other provisions			$ 1
Number of decisions annulled | decision			3
Increase in original price of shares (in USD per share) | $ / shares		$ 0.52
Frontline | 24 VLCC tankers
Disclosure of other provisions [line items]
Number of vessels sold | vessel					24